DEBT - Notes Payable: Libertas Settlement and Termination Agreement (Details)			12 Months Ended
	Nov. 17, 2025 USD ($) item $ / shares shares	Sep. 24, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 shares	Jul. 12, 2024 $ / shares
DEBT
Issuance of Representative Shares (in shares) | shares				249,039
Proceeds from issuance of common stock			$ 805,000
Purchase price, per unit | $ / shares					$ 7
Notes Payable
DEBT
Remaining principal portion of debt payable		$ 3,100,000
Extinguishment of debt		$ 3,115,592
Gain (loss) on extinguishment of debt			$ 293,598
Redemption of shares | shares		48,681
Number of debt instrument agreements | item	3
Issuance of Representative Shares (in shares) | shares	48,681
Reduction of debt balance	$ 280,000
Gain (loss) on debt modification	$ 0
Notes Payable | Maximum
DEBT
Debt modification, difference between original and revised cash flow, percent	10.00%
Notes Payable | Umesh Goradia
DEBT
Proceeds from issuance of common stock	$ 280,403.28
Purchase price, per unit | $ / shares	$ 0.18